Intermediate Bond Fund of America
            333 South Hope Street, Los Angeles, California  90071
                            Telephone  (213)486-9200



                                             November 4, 1999


Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re:  Intermediate Bond Fund of America
      File Nos.  811-5446
                 33-19514

Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 10/29/99 of Registrant's Post-Effective Amendment No. 17 under The Securities Act of 1933 and Amendment No. 18 under The Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Julie F. Williams
                                             Julie F. Williams
                                             Secretary


cc:  Mr. Bric Barrientos
     (Division of Investment Management)